American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2019

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Aerospace and Defense — 1.5%
BAE Systems plc	927,093	6,946,328
Textron, Inc.	152,376	6,795,970
		13,742,298
Airlines — 1.6%
Southwest Airlines Co.	257,265	13,887,165
Auto Components — 1.3%
Aptiv plc	44,928	4,266,812
BorgWarner, Inc.	175,561	7,615,836
		11,882,648
Automobiles — 1.6%
Honda Motor Co. Ltd. ADR	302,487	8,563,407
Thor Industries, Inc.	79,253	5,887,705
		14,451,112
Banks — 9.8%
Comerica, Inc.	197,883	14,198,105
Commerce Bancshares, Inc.(1)	161,915	11,000,488
First Hawaiian, Inc.	415,534	11,988,156
M&T Bank Corp.	67,152	11,399,052
Prosperity Bancshares, Inc.	63,679	4,577,883
Truist Financial Corp.	402,627	22,675,953
UMB Financial Corp.	90,071	6,182,474
Westamerica Bancorporation	81,373	5,514,648
		87,536,759
Building Products — 1.5%
Johnson Controls International plc	325,884	13,266,738
Capital Markets — 5.2%
Ameriprise Financial, Inc.	84,671	14,104,495
Northern Trust Corp.	211,964	22,519,055
State Street Corp.	118,389	9,364,570
		45,988,120
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	86,180	7,724,313
Containers and Packaging — 2.6%
Graphic Packaging Holding Co.	275,761	4,591,421
Packaging Corp. of America	64,881	7,266,023
Sonoco Products Co.	106,152	6,551,701
WestRock Co.	117,779	5,053,897
		23,463,042
Distributors — 1.2%
Genuine Parts Co.	102,996	10,941,265
Electric Utilities — 5.5%
Edison International	169,976	12,817,890
Eversource Energy	78,298	6,660,811

Pinnacle West Capital Corp.	130,701	11,753,941
Xcel Energy, Inc.	274,887	17,452,576
		48,685,218
Electrical Equipment — 6.5%
Eaton Corp. plc	73,735	6,984,179
Emerson Electric Co.	222,813	16,991,719
Hubbell, Inc.	101,934	15,067,884
nVent Electric plc	534,027	13,660,411
Schneider Electric SE	49,178	5,058,848
		57,763,041
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	95,212	9,125,118
Energy Equipment and Services — 2.1%
Baker Hughes Co.	363,772	9,323,476
Schlumberger Ltd.	230,653	9,272,251
		18,595,727
Equity Real Estate Investment Trusts (REITs) — 5.9%
Empire State Realty Trust, Inc., Class A	438,399	6,120,050
MGM Growth Properties LLC, Class A	322,849	9,998,634
Piedmont Office Realty Trust, Inc., Class A	354,718	7,888,928
Welltower, Inc.	142,828	11,680,474
Weyerhaeuser Co.	561,216	16,948,723
		52,636,809
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	390,418	9,784,604
Sysco Corp.	92,244	7,890,552
		17,675,156
Food Products — 4.1%
Conagra Brands, Inc.	304,899	10,439,742
J.M. Smucker Co. (The)	60,977	6,349,535
Kellogg Co.	73,393	5,075,860
Mondelez International, Inc., Class A	93,467	5,148,162
Orkla ASA	957,477	9,703,955
		36,717,254
Gas Utilities — 1.9%
Atmos Energy Corp.	71,071	7,950,002
Spire, Inc.	112,482	9,370,875
		17,320,877
Health Care Equipment and Supplies — 4.6%
Hologic, Inc.(2)	144,234	7,530,457
Siemens Healthineers AG	132,483	6,361,719
Zimmer Biomet Holdings, Inc.	177,999	26,642,891
		40,535,067
Health Care Providers and Services — 6.0%
Cardinal Health, Inc.	221,727	11,214,952
Henry Schein, Inc.(2)	120,069	8,011,004
McKesson Corp.	73,154	10,118,661
Quest Diagnostics, Inc.	133,491	14,255,504
Universal Health Services, Inc., Class B	66,359	9,519,862
		53,119,983

Health Care Technology — 1.1%
Cerner Corp.	137,227	10,071,090
Hotels, Restaurants and Leisure — 2.0%
Carnival Corp.	178,092	9,052,416
Sodexo SA	70,755	8,391,873
		17,444,289
Household Durables — 0.8%
PulteGroup, Inc.	193,195	7,495,966
Household Products — 0.9%
Kimberly-Clark Corp.	59,003	8,115,863
Insurance — 6.0%
Aflac, Inc.	134,531	7,116,690
Arthur J. Gallagher & Co.	27,930	2,659,774
Brown & Brown, Inc.	108,311	4,276,118
Chubb Ltd.	90,105	14,025,744
Globe Life, Inc.	33,132	3,487,143
ProAssurance Corp.	229,927	8,309,562
Reinsurance Group of America, Inc.	65,490	10,678,799
Travelers Cos., Inc. (The)	21,161	2,897,999
		53,451,829
Machinery — 3.0%
Cummins, Inc.	54,233	9,705,538
IMI plc	558,157	8,734,102
PACCAR, Inc.	106,152	8,396,623
		26,836,263
Multi-Utilities — 2.6%
Ameren Corp.	111,677	8,576,794
NorthWestern Corp.	130,996	9,388,483
WEC Energy Group, Inc.	57,211	5,276,570
		23,241,847
Multiline Retail — 0.8%
Target Corp.	53,391	6,845,260
Oil, Gas and Consumable Fuels — 2.9%
ConocoPhillips	196,360	12,769,291
Imperial Oil Ltd.	193,174	5,109,951
Noble Energy, Inc.	317,582	7,888,737
		25,767,979
Paper and Forest Products — 1.0%
Mondi plc	394,283	9,307,665
Road and Rail — 1.0%
Heartland Express, Inc.	412,261	8,678,094
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	202,302	12,348,514
Maxim Integrated Products, Inc.	185,106	11,385,870
Microchip Technology, Inc.	72,276	7,568,743
		31,303,127
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	77,987	12,490,398
Technology Hardware, Storage and Peripherals — 0.8%
HP, Inc.	323,915	6,656,453

Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	559,860	7,686,878
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	117,859	9,248,396
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	122,415	6,078,564
TOTAL COMMON STOCKS (Cost $665,347,696)		865,777,671
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell Mid-Cap Value ETF (Cost $25,139,951)	300,235	28,453,271
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $7,027,533), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $6,879,843)		6,879,327
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $1,562,310), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $1,531,055)		1,531,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,191	4,191
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,414,518)		8,414,518
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $265,212)	265,212	265,212
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $699,167,377)		902,910,672
OTHER ASSETS AND LIABILITIES — (1.4)%		(12,766,694)
TOTAL NET ASSETS — 100.0%		$890,143,978

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	318,350	USD	243,862	Morgan Stanley	3/31/20	$1,370
USD	9,423,075	CAD	12,393,191	Morgan Stanley	3/31/20	(123,682)
USD	243,591	CAD	320,347	Morgan Stanley	3/31/20	(3,179)
EUR	640,124	USD	722,677	Credit Suisse AG	3/31/20	(683)
EUR	652,888	USD	727,507	Credit Suisse AG	3/31/20	8,882
USD	26,620,439	EUR	23,712,356	Credit Suisse AG	3/31/20	(124,625)
USD	21,202,486	GBP	16,095,790	JPMorgan Chase Bank N.A.	3/31/20	(169,397)
JPY	32,642,294	USD	301,156	Bank of America N.A.	3/31/20	692
USD	5,517,956	JPY	600,286,791	Bank of America N.A.	3/31/20	(32,998)
NOK	1,872,209	USD	213,276	Goldman Sachs & Co.	3/31/20	28
NOK	2,575,720	USD	292,187	Goldman Sachs & Co.	3/31/20	1,269
USD	8,320,379	NOK	75,009,051	Goldman Sachs & Co.	3/31/20	(225,519)
USD	205,954	NOK	1,839,459	Goldman Sachs & Co.	3/31/20	(3,618)
						$(671,460)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $259,259. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $265,212.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	6,795,970	6,946,328	—
Electrical Equipment	52,704,193	5,058,848	—
Food and Staples Retailing	7,890,552	9,784,604	—
Food Products	27,013,299	9,703,955	—
Health Care Equipment and Supplies	34,173,348	6,361,719	—
Hotels, Restaurants and Leisure	9,052,416	8,391,873	—
Machinery	18,102,161	8,734,102	—
Oil, Gas and Consumable Fuels	20,658,028	5,109,951	—
Paper and Forest Products	—	9,307,665	—
Wireless Telecommunication Services	—	6,078,564	—
Other Industries	613,910,095	—	—
Exchange-Traded Funds	28,453,271	—	—
Temporary Cash Investments	4,191	8,410,327	—
Temporary Cash Investments - Securities Lending Collateral	265,212	—	—
	819,022,736	83,887,936	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,241	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	683,701	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.